LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments
SCHEDULE OF LONG-TERM INVESTMENTS

	For the year ended December 31,
	2024	2025
	RMB	RMB
Equity method investments
Shanghai Keshen Information Technology Co., Ltd.	13,168	12,363
Beijing Lingshang Chunding Technology Co., Ltd.	-	-
Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd.	-	22
Total equity method investments	13,168	12,385

Other equity investments
Shanghai Yuhuan Information System Co.Ltd.	18,784	18,784
Beijing Hujingtiaoyue Technology Co., Ltd.	11,000	11,000
Xinyu Hongling Investment Management Center (limited Partnership)	11,100	11,100
Total other equity investments	40,884	40,884
Total long-term investments	54,052	53,269